SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short Term Bank Deposits Bear Interest Average Rate	1.30%	1.51%
Restricted Short Term Deposits	$ 5,356	$ 7,097
Long Term Bank Deposits Bear Interest Average Rate	1.00%	2.54%
Restricted Long Term Deposits	$ 3,080	$ 4,005
Revenue from Grants	$ 5,448	$ 3,871	$ 2,799
Antidilutive Securities and Outstanding Options, RSUs and Warrants Excluded from Computation of Earings Per Share, Amount	2,250,433	954,823	1,545,867
Severance Cost	$ 2,153	$ 1,961	$ 1,878
Catch Up Contribution Amount Eligible For Participants With Age 50 Or More	$ 6	$ 6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.04	$ 2.97	$ 3.00
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	$ 287	$ 284	$ 244
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	6.00%
Advertising Expense	$ 604	562	$ 342
Internal Revenue Service (IRS) [Member]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	18	18
Warranty Reserves [Member]
Valuation Allowances and Reserves, Balance	407	458
Allowance for Sales Returns [Member]
Valuation Allowances and Reserves, Balance	$ 1,737	1,338
Accounting Standards Update 2015-17 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		$ 3,320